Intangible assets - Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 611,075
Intangible assets and goodwill at end of period	621,288	€ 611,075
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	512,183
Intangible assets and goodwill at end of period	513,674	512,183
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	18,634
Impairment	0
Intangible assets and goodwill at end of period	16,397	18,634
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,150
Impairment	0
Intangible assets and goodwill at end of period	3,927	4,150
Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,194
Intangible assets and goodwill at end of period	4,704	5,194
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	70,267
Intangible assets and goodwill at end of period	80,736	70,267
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	647
Intangible assets and goodwill at end of period	1,850	647
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,442,465	1,411,798
Additions	44,211	35,256
Disposals	(3,451)	(5,289)
Exchange differences	473	700
Intangible assets and goodwill at end of period	1,483,698	1,442,465
Gross carrying amount | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	514,073	512,273
Additions	0	0
Disposals	0	0
Exchange differences	1,605	1,800
Intangible assets and goodwill at end of period	515,678	514,073
Gross carrying amount | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45,887	45,909
Additions	0	2
Disposals	0	0
Exchange differences	(35)	(24)
Intangible assets and goodwill at end of period	45,852	45,887
Gross carrying amount | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	656,518	656,518
Additions	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	656,518	656,518
Gross carrying amount | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	20,532	19,385
Additions	1,597	1,226
Disposals	(106)	0
Exchange differences	(81)	(79)
Intangible assets and goodwill at end of period	21,942	20,532
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	196,192	167,455
Additions	40,513	33,665
Disposals	(877)	(4,159)
Exchange differences	(957)	(769)
Intangible assets and goodwill at end of period	234,871	196,192
Gross carrying amount | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,263	10,258
Additions	2,101	363
Disposals	(2,468)	(1,130)
Exchange differences	(59)	(228)
Intangible assets and goodwill at end of period	8,837	9,263
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(824,202)	(800,130)
Amortization	(35,055)	(29,614)
Disposals	3,363	4,697
Exchange differences	770	845
Intangible assets and goodwill at end of period	(855,124)	(824,202)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(26,098)	(23,861)
Amortization	(2,237)	(2,237)
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(28,335)	(26,098)
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(652,368)	(652,145)
Amortization	(223)	(223)
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	(652,591)	(652,368)
Accumulated amortization | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(15,338)	(13,618)
Amortization	(2,044)	(1,753)
Disposals	106	0
Exchange differences	38	33
Intangible assets and goodwill at end of period	(17,238)	(15,338)
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(122,280)	(101,641)
Amortization	(29,680)	(24,872)
Disposals	806	3,628
Exchange differences	683	605
Intangible assets and goodwill at end of period	(150,471)	(122,280)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8,118)	(8,865)
Amortization	(871)	(529)
Disposals	2,451	1,069
Exchange differences	49	207
Intangible assets and goodwill at end of period	(6,489)	(8,118)
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7,188)	(6,160)
Impairment	(41)	(1,188)
Disposals	17	23
Exchange differences	(74)	137
Intangible assets and goodwill at end of period	(7,286)	(7,188)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,890)	(2,015)
Impairment	0	0
Disposals	0	0
Exchange differences	(114)	125
Intangible assets and goodwill at end of period	(2,004)	(1,890)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,155)	0
Impairment	0	(1,156)
Disposals	0	0
Exchange differences	35	1
Intangible assets and goodwill at end of period	(1,120)	(1,155)
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Cost to fulfill customer contracts
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,645)	(3,647)
Impairment	(41)	(32)
Disposals	17	23
Exchange differences	5	11
Intangible assets and goodwill at end of period	(3,664)	(3,645)
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)
Impairment	0	0
Disposals	0	0
Exchange differences	0	0
Intangible assets and goodwill at end of period	€ (498)	€ (498)